Tax - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ (212)	$ (95)
Deferred income tax (expense)/benefit	5	(707)
Total income tax expense	$ (207)	$ (802)